SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                               NEW YORK 10036-6522

                                    --------

                               TEL: (212) 735-3000
                               FAX: (212) 735-2000
                                 www.skadden.com





                                October 26, 2009












Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                           RE:      Advent/Claymore Funds
                                    Preliminary Joint Proxy Statement
                                    --------------------------------------------

Ladies and Gentlemen:

                  Certain registered investment companies identified on the enclosed Notice of Joint Special Meeting of Shareholders (the "Funds") hereby file via EDGAR a Preliminary Joint Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with a joint special meeting of shareholders of the Funds. The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

                  Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (212) 735-3805 or Michael Saarinen at (212) 735-2499.

                                                     Very truly yours,

                                                     /s/ Philip H. Harris
                                                     ---------------------------
                                                         Philip H. Harris